Commitments and contingencies - Bank Guarantee (Details) - Bank guarantee - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of credit risk exposure [line items]
Term of secured lease payments	6 months
Bank guarantee issued in favor of owners of new leased office space	$ 337	$ 357	$ 386
Amount of guarantee secured, percentage	100.00%
Total value of investments	$ 337	$ 357	$ 386